UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Item 1. Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans – 1.1%
$20,455	Calpine Corp. 2.990% (US LIBOR+175 basis points), 11/30/2017[1,2,3]	$20,493
220,538	Dell International LLC 2.750% (US LIBOR+150 basis points), 12/31/2018[1,3]	220,929
250,000	FCA U.S. LLC 3.240% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	251,016
189,333	HCA, Inc. 2.742% (US LIBOR+150 basis points), 6/10/2020[1,3]	189,728

	Total Bank Loans (Cost $681,448)	682,166

	Bonds – 84.0%
	Asset-Backed Securities – 35.0%
364,741	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[2]	364,728
250,000	Apidos CLO XI Series 2012-11A, Class DR, 5.403% (LIBOR 3 Month+405 basis points), 1/17/2028[1,2,4]	255,113
250,000	Apidos CLO XV Series 2013-15A, Class A1R, 2.463% (LIBOR 3 Month+110 basis points), 10/20/2025[1,2,4]	251,110
310,000	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[2,4]	309,917
850,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class A1R, 2.853% (LIBOR 3 Month+149 basis points), 1/20/2029[1,2,4]	858,706
500,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class A1R, 2.594% (LIBOR 3 Month+124 basis points), 10/18/2029[1,2,4]	501,451
925,000	Birchwood Park CLO Ltd. Series 2014-1A, Class AR, 2.539% (LIBOR 3 Month+118 basis points), 7/15/2026[1,2,4]	928,540
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 2.689% (LIBOR 3 Month+133 basis points), 4/13/2027[1,2,4]	252,826
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-3A, Class A1AR, 2.525% (LIBOR 3 Month+115 basis points), 7/27/2026[1,2,4]	502,740
250,000	Series 2016-1A, Class C, 6.263% (LIBOR 3 Month+490 basis points), 4/20/2027[1,2,4]	253,732
400,000	Chase Issuance Trust Series 2015-A2, Class A2, 1.590%, 2/18/2020[2]	400,204
300,000	Citibank Credit Card Issuance Trust Series 2014-A8, Class A8, 1.730%, 4/9/2020[2]	300,324
	CNH Equipment Trust

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$317,076	Series 2017-B, Class A1, 1.300%, 8/15/2018[2]	$317,084
235,522	Series 2015-A, Class A3, 1.300%, 4/15/2020[2]	235,350
725,000	Series 2014-C, Class A4, 1.650%, 9/15/2021[2]	724,850
875,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class AR, 2.789% (LIBOR 3 Month+143 basis points), 10/15/2028[1,2,4]	888,264
500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 3.209% (LIBOR 3 Month+185 basis points), 10/15/2027[1,2,4]	499,735
500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class B, 3.109% (LIBOR 3 Month+175 basis points), 7/15/2025[1,2,4]	500,778
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 3.509% (LIBOR 3 Month+215 basis points), 7/15/2025[1,2,4]	751,503
	GM Financial Automobile Leasing Trust
264,860	Series 2015-3, Class A3, 1.690%, 3/20/2019[2]	264,957
300,000	Series 2015-1, Class B, 2.140%, 6/20/2019[2]	300,472
230,000	Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.380%, 10/15/2048[4]	228,829
210,000	Hertz Fleet Lease Funding LP Series 2017-1, Class A1, 1.885% (LIBOR 1 Month+65 basis points), 4/10/2031[1,2,4]	210,421
1,000,000	Honda Auto Receivables Owner Trust Series 2017-2, Class A2, 1.460%, 10/15/2019[2]	999,260
	Hyundai Auto Receivables Trust
100,000	Series 2015-C, Class B, 2.150%, 11/15/2021[2]	100,369
100,000	Series 2015-B, Class C, 2.300%, 7/15/2022[2]	100,362
350,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class A2R, 2.483% (LIBOR 3 Month+112 basis points), 7/20/2026[1,2,4]	351,925
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 3.167% (LIBOR 3 Month+180 basis points), 10/25/2029[1,2,4]	501,409
89,650	Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.150%, 4/16/2018[2]	89,643
250,000	Mill Creek II CLO Ltd. Series 2016-1A, Class B, 3.913% (LIBOR 3 Month+255 basis points), 4/20/2028[1,2,4]	254,034
126,758	MMAF Equipment Finance LLC Series 2017-AA, Class A1, 1.170%, 5/16/2018[2,4]	126,746
250,000	Mountain View CLO Ltd. Series 2014-1A, Class AR, 2.599% (LIBOR 3 Month+124 basis points), 10/15/2026[1,2,4]	250,860

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$171,062	Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.038%, 9/25/2027[2,4,5]	$171,063
	Nissan Auto Lease Trust
387,597	Series 2017-B, Class A1, 1.320%, 10/15/2018[2]	387,606
789,000	Series 2016-A, Class A3, 1.490%, 3/15/2019[2]	788,785
368,093	Series 2015-B, Class A4, 1.700%, 4/15/2021[2]	368,175
980,488	Nissan Auto Receivables Owner Trust Series 2015-C, Class A3, 1.370%, 5/15/2020[2]	978,599
180,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.751%, 6/15/2049[2,4]	178,657
	Ocwen Master Advance Receivables Trust
450,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[2,4]	448,301
235,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[2,4]	235,318
180,000	Series 2017-T1, Class AT1, 2.499%, 9/15/2048[2,4]	180,443
250,000	OZLM XV Ltd. Series 2016-15A, Class B, 4.063% (LIBOR 3 Month+270 basis points), 1/20/2029[1,2,4]	251,850
283,625	SBA Small Business Investment Cos. Series 2009-P10A, Class 1, 4.727%, 2/10/2019[2]	290,925
531,000	SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044[2,4,6]	535,296
100,000	Station Place Securitization Trust Series 2017-1, Class A, 2.138% (LIBOR 1 Month+90 basis points), 2/25/2049[1,2,4]	100,027
574,200	Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832%, 5/25/2046[4]	586,064
575,000	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 2.523% (LIBOR 3 Month+116 basis points), 10/20/2026[1,2,4]	577,299
	Toyota Auto Receivables Owner Trust
154,130	Series 2015-A, Class A3, 1.120%, 2/15/2019[2]	154,049
309,740	Series 2015-C, Class A3, 1.340%, 6/17/2019[2]	309,565
114,072	United States Small Business Administration Series 1998-20D, Class 1, 6.150%, 4/1/2018	115,290
100,141	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[2]	100,075
250,000	Voya CLO Ltd. Series 2014-1A, Class A1R, 2.684% (LIBOR 3 Month+133 basis points), 4/18/2026[1,2,4]	251,889
597,800	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[4]	603,614
250,000	West CLO Ltd. Series 2014-2A, Class A1AR, 0.000% (LIBOR 3 Month+87 basis points), 1/16/2027[1,2,4]	250,000

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$176,766	World Omni Auto Receivables Trust Series 2017-B, Class A1, 1.280%, 8/15/2018[2]	$176,772
762,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[2]	762,354

	Total Asset-Backed Securities (Cost $21,651,984)	21,678,258

	Commercial Mortgage-Backed Securities – 16.4%
460,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 2.118% (LIBOR 1 Month+88 basis points), 9/15/2034[1,4]	461,394
200,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class A, 2.289% (LIBOR 1 Month+105 basis points), 9/15/2026[1,4]	200,531
	BBCMS Mortgage Trust
235,000	Series 2017-DELC, Class A, 2.089% (LIBOR 1 Month+85 basis points), 8/15/2036[1,4]	235,741
115,000	Series 2017-DELC, Class B, 2.269% (LIBOR 1 Month+103 basis points), 8/15/2036[1,4]	115,163
141,805	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22, Class B, 5.721%, 4/12/2038[2,4,5]	142,539
275,000	BHMS Mortgage Trust Series 2014-ATLS, Class BFL, 3.188% (LIBOR 1 Month+195 basis points), 7/5/2033[1,2,4]	276,372
200,000	BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 2.469% (LIBOR 1 Month+123 basis points), 5/15/2029[1,2,4]	200,175
	Cold Storage Trust
500,000	Series 2017-ICE3, Class A, 2.234% (LIBOR 1 Month+100 basis points), 4/15/2036[1,4]	502,944
540,000	Series 2017-ICE3, Class B, 2.484% (LIBOR 1 Month+125 basis points), 4/15/2036[1,4]	544,654
	COMM Mortgage Trust
500,000	Series 2014-TWC, Class B, 2.837% (LIBOR 1 Month+160 basis points), 2/13/2032[1,2,4]	502,459
365,000	Series 2017-DLTA, Class A, 2.089% (LIBOR 1 Month+85 basis points), 8/15/2032[1,2,4]	365,976
400,000	Series 2017-DLTA, Class B, 2.179% (LIBOR 1 Month+94 basis points), 8/15/2032[1,2,4]	398,807
395,150	Fannie Mae-Aces Series 2014-M5, Class ASQ2, 2.034%, 3/25/2019	395,831
156,761	FDIC Guaranteed Notes Trust Series 2010-C1, Class A, 2.980%, 12/6/2020[2,4]	156,867
	Freddie Mac Multifamily Structured Pass-Through Certificates

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$292,159	Series K702, Class A2, 3.154%, 2/25/2018[2]	$292,283
583,088	Series K703, Class A2, 2.699%, 5/25/2018[2]	584,937
350,000	Series K003, Class A4, 5.053%, 1/25/2019[2]	359,852
288,085	Series K017, Class A1, 1.891%, 12/25/2020[2]	288,287
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M2, 2.538% (LIBOR 1 Month+130 basis points), 3/25/2029[1,2]	253,436
	FREMF Mortgage Trust
475,000	Series 2011-K704, Class B, 4.536%, 10/25/2030[2,4,5]	482,093
280,000	Series 2011-K702, Class B, 4.785%, 4/25/2044[2,4,5]	282,014
320,000	Series 2012-K709, Class B, 3.741%, 4/25/2045[2,4,5]	325,699
350,000	Series 2012-K709, Class C, 3.741%, 4/25/2045[2,4,5]	353,355
344,251	Series 2013-KF02, Class B, 4.232% (LIBOR 1 Month+300 basis points), 12/25/2045[1,2,4]	347,339
	Government National Mortgage Association
492,545	Series 2013-179, Class A, 1.800%, 7/16/2037[2]	488,794
108,368	Series 2014-31, Class AB, 2.586%, 9/16/2039[2]	108,418
210,000	GS Mortgage Securities Trust Series 2017-500K, Class C, 2.239% (LIBOR 1 Month+100 basis points), 7/15/2032[1,4]	210,464
235,000	Hyatt Hotel Portfolio Trust Series 2017-HYT2, Class A, 1.897% (LIBOR 1 Month+66 basis points), 8/9/2020[1,4]	234,944
415,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-MAUI, Class B, 2.239% (LIBOR 1 Month+100 basis points), 7/15/2034[1,4]	416,219
71,296	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class A2, 1.677%, 12/15/2047[2]	71,249
130,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[2,4]	130,369
100,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A, 2.589% (LIBOR 1 Month+135 basis points), 6/15/2029[1,4]	100,174
	WFRBS Commercial Mortgage Trust
153,377	Series 2012-C9, Class A2, 1.829%, 11/15/2045[2]	153,270
175,768	Series 2013-C12, Class A2, 2.072%, 3/15/2048[2]	175,796
	Total Commercial Mortgage-Backed Securities (Cost $10,165,372)	10,158,445
	Corporate – 13.0%
	Communications – 1.3%
250,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	257,295

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Communications (Continued)
$185,000	AT&T, Inc. 1.750%, 1/15/2018	$185,059
100,000	Discovery Communications LLC 2.036% (LIBOR 3 Month+71 basis points), 9/20/2019[1]	100,659
250,000	Verizon Communications, Inc. 1.865% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	251,675
		794,688
	Consumer, Cyclical – 1.6%
200,000	American Honda Finance Corp. 1.633% (LIBOR 3 Month+27 basis points), 7/20/2020[1]	200,822
250,000	Dollar General Corp. 1.875%, 4/15/2018	250,080
250,000	Hyundai Capital America 2.875%, 8/9/2018[4]	251,370
250,000	Nissan Motor Acceptance Corp. 1.749% (LIBOR 3 Month+39 basis points), 7/13/2020[1,4]	250,301
		952,573
	Consumer, Non-cyclical – 3.7%
234,000	Amgen, Inc. 1.759% (LIBOR 3 Month+45 basis points), 5/11/2020[1]	235,133
250,000	BAT Capital Corp. 1.905% (LIBOR 3 Month+59 basis points), 8/14/2020[1,4]	251,421
250,000	Baxalta, Inc. 2.103% (LIBOR 3 Month+78 basis points), 6/22/2018[1]	250,849
250,000	Conagra Brands, Inc. 1.857% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	250,553
250,000	Ecolab, Inc. 1.450%, 12/8/2017	249,996
200,000	Kraft Heinz Foods Co. 1.729% (LIBOR 3 Month+42 basis points), 8/9/2019[1]	200,437
250,000	Medtronic, Inc. 5.600%, 3/15/2019	262,292
250,000	Mondelez International Holdings Netherlands B.V. 1.988% (LIBOR 3 Month+61 basis points), 10/28/2019[1,4,7]	251,118
50,000	Philip Morris International, Inc. 1.875%, 11/1/2019	49,900
250,000	Tyson Foods, Inc. 1.764% (LIBOR 3 Month+45 basis points), 8/21/2020[1]	250,579
50,000	UnitedHealth Group, Inc. 1.437% (LIBOR 3 Month+7 basis points), 10/15/2020[1]	50,021
		2,302,299

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Energy – 1.6%
$250,000	BP Capital Markets PLC 1.375%, 11/6/2017[7]	$249,996
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	261,104
250,000	Halliburton Co. 2.000%, 8/1/2018[2]	250,493
250,000	ONEOK Partners LP 3.200%, 9/15/2018[2]	252,362
		1,013,955
	Financial – 3.2%
300,000	American Tower Trust #1 1.551%, 3/15/2043[2,4]	299,559
250,000	Citibank N.A. 1.663% (LIBOR 3 Month+30 basis points), 10/20/2020[1]	249,947
	Goldman Sachs Group, Inc.
100,000	2.120% (LIBOR 3 Month+80 basis points), 12/15/2017[1]	100,079
250,000	2.117% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	252,003
250,000	Hartford Financial Services Group, Inc. 6.300%, 3/15/2018	254,347
250,000	MetLife, Inc. 1.756%, 12/15/2017	250,098
250,000	Morgan Stanley 2.686% (LIBOR 3 Month+138 basis points), 2/1/2019[1]	253,325
75,000	Protective Life Global Funding 2.161%, 9/25/2020[4]	74,681
250,000	Provident Cos., Inc. 7.000%, 7/15/2018	258,528
		1,992,567
	Industrial – 0.5%
50,000	Northrop Grumman Corp. 2.080%, 10/15/2020	50,052
250,000	Vulcan Materials Co. 1.920% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	250,762
		300,814
	Technology – 0.7%
100,000	Hewlett Packard Enterprise Co. 2.100%, 10/4/2019[4]	99,946
325,000	QUALCOMM, Inc. 1.766% (LIBOR 3 Month+45 basis points), 5/20/2020[1]	327,785
		427,731

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Utilities – 0.4%
$250,000	Dominion Resources, Inc. 1.875%, 12/15/2018[4]	$249,933

	Total Corporate (Cost $8,031,069)	8,034,560

	Residential Mortgage-Backed Securities – 9.1%
213,967	Colony Starwood Homes Trust Series 2016-2A, Class A, 2.487% (LIBOR 1 Month+125 basis points), 12/17/2033[1,2,4]	215,966
	Fannie Mae Connecticut Avenue Securities
574,773	Series 2016-C03, Class 1M1, 3.238% (LIBOR 1 Month+200 basis points), 10/25/2028[1,2]	584,708
470,987	Series 2016-C06, Class 1M1, 2.538% (LIBOR 1 Month+130 basis points), 4/25/2029[1,2]	476,821
686,096	Series 2017-C01, Class 1M1, 2.538% (LIBOR 1 Month+130 basis points), 7/25/2029[1,2]	692,831
	Freddie Mac Structured Agency Credit Risk Debt Notes
997,000	Series 2016-DNA2, Class M2, 3.438% (LIBOR 1 Month+220 basis points), 10/25/2028[1,2]	1,012,497
209,692	Series 2016-DNA4, Class M1, 2.038% (LIBOR 1 Month+80 basis points), 3/25/2029[1,2]	209,977
	Home Partners of America Trust
453,599	Series 2016-1, Class A, 2.887% (LIBOR 1 Month+165 basis points), 3/17/2033[1,4]	457,665
272,856	Series 2017-1, Class A, 2.053% (LIBOR 1 Month+82 basis points), 7/17/2034[1,4]	273,347
	Invitation Homes Trust
350,563	Series 2014-SFR2, Class A, 2.337% (LIBOR 1 Month+110 basis points), 9/17/2031[1,4]	352,189
200,260	Series 2015-SFR3, Class A, 2.537% (LIBOR 1 Month+130 basis points), 8/17/2032[1,2,4]	201,896
37,918	JP Morgan Resecuritization Trust Series 2010-4, Class 4A2, 2.955%, 9/26/2035[4,5]	37,916
	NCUA Guaranteed Notes Trust
329,928	Series 2010-R2, Class 1A, 1.608% (LIBOR 1 Month+37 basis points), 11/6/2017[1,2]	329,939
578,674	Series 2011-R1, Class 1A, 1.688% (LIBOR 1 Month+45 basis points), 1/8/2020[1,2]	579,855
194,797	Series 2011-R2, Class 1A, 1.638% (LIBOR 1 Month+40 basis points), 2/6/2020[1]	195,003

	Total Residential Mortgage-Backed Securities (Cost $5,619,908)	5,620,610

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	U.S. Government – 10.5%
	United States Treasury Bill
$250,000	0.994%, 11/2/2017	$249,993
250,000	0.989%, 11/9/2017	249,947
500,000	1.000%, 11/16/2017	499,797
500,000	1.002%, 11/24/2017	499,692
1,000,000	1.024%, 11/30/2017	999,204
1,500,000	1.021%, 12/7/2017	1,498,536
500,000	0.959%, 12/14/2017	499,425
500,000	0.976%, 12/21/2017	499,330
500,000	1.017%, 12/28/2017	499,181
1,000,000	1.041%, 1/4/2018	998,147

	Total U.S. Government (Cost $6,493,250)	6,493,252

	Total Bonds (Cost $51,961,583)	51,985,125

	Commercial Paper – 14.7%
700,000	Agrium, Inc. 1.400%, 11/20/2017	699,459
500,000	Amphenol Corp. 1.445%, 11/27/2017	499,478
500,000	Boston Scientific Co. 1.600%, 11/28/2017	499,458
500,000	Canadian Natural Resources Ltd. 1.500%, 11/20/2017	499,541
	Centerpoint Energy
500,000	1.429%, 11/28/2017	499,456
500,000	1.500%, 1/2/2018	498,723
250,000	Ei du Pont de Nemours & Co. 1.430%, 12/5/2017	249,659
500,000	Enbridge Energy Partners LP 1.950%, 11/13/2017	499,703
500,000	Interpublic Group Co. 1.390%, 11/13/2017	499,751
500,000	ITT, Inc. 1.550%, 11/6/2017	499,864
500,000	Mattell, Inc. 1.670%, 11/14/2017	499,731
500,000	McKesson Corp. 1.421%, 12/4/2017	499,336
500,000	NetApp, Inc. 1.400%, 12/5/2017	499,318
650,000	Nisource Finance Corp. 1.500%, 11/13/2017	649,676

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Commercial Paper (Continued)
$500,000	Oglethorpe Power Corp. 1.380%, 11/20/2017	$499,596
500,000	Schlumberger Technology Corp. 1.400%, 12/20/2017	498,965
500,000	South Carolina Fuel Co. 1.550%, 11/15/2017	499,711
500,000	WPP CP Finance PLC 1.500%, 11/20/2017	499,613

	Total Commercial Paper (Cost $9,091,236)	9,091,038

Number of Shares

	Short-Term Investments – 3.4%
1,878,417	Federated Treasury Obligations Fund - Institutional Class, 0.887%[8]	1,878,417
250,543	Fidelity Investments Money Market Funds - Treasury Portfolio – Class I, 0.915%[8]	250,543

	Total Short-Term Investments (Cost $2,128,960)	2,128,960

	Total Investments – 103.2% (Cost $63,863,227)	63,887,289
	Liabilities in Excess of Other Assets – (3.2)%	(2,008,500)

	Total Net Assets – 100.0%	$61,878,789

Principal Amount

	Securities Sold Short – (0.5)%
	Bonds – (0.5)%
	U.S. Government – (0.5)%
	United States Treasury Note
$(100,000)	1.250%, 8/31/2019	(99,397)
(50,000)	1.500%, 10/31/2019	(49,898)
(100,000)	1.500%, 8/15/2020	(99,424)
(50,000)	1.375%, 9/15/2020	(49,527)

	Total U.S. Government (Proceeds $299,416)	(298,246)

	Total Bonds (Proceeds $299,416)	(298,246)

	Total Securities Sold Short (Proceeds $299,416)	$(298,246)

LP – Limited Partnership

PLC – Public Limited Company

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

REMIC – Real Estate Mortgage Investment Conduit

[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $23,302,060, 37.66% of Net Assets.
[5]	Variable rate security.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At October 31, 2017	Unrealized Appreciation (Depreciation)
(23)	2-Year U.S. Treasury Note (CBT)	December 2017	$(4,971,887)	$(4,953,265)	$18,622
TOTAL FUTURES CONTRACTS			$(4,971,887)	$(4,953,265)	$18,622

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2017 (Unaudited)

Note 1 – Organization

Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At October 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$63,567,040

Gross unrealized appreciation	$71,331
Gross unrealized depreciation	(49,328)

Net unrealized appreciation on investments	$22,003

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$682,166	$-	$682,166
Bonds
Asset-Backed Securities	-	21,678,258	-	21,678,258
Commercial Mortgage-Backed Securities	-	10,158,445	-	10,158,445
Corporate**	-	8,034,560	-	8,034,560
Residential Mortgage-Backed Securities	-	5,620,610	-	5,620,610
U.S. Government	-	6,493,252	-	6,493,252
Commercial Paper	-	9,091,038	-	9,091,038
Short-Term Investments	2,128,960	-	-	2,128,960
Other Financial Instruments***
Futures Contracts	18,622	-	-	18,622
Total Assets	$2,147,582	$61,758,329	$-	$63,905,911
Liabilities	Level 1	Level 2	Level 3*	Total
Bonds
U.S. Government	$-	$298,246	$-	$298,246
Total Liabilities	$-	$298,246	$-	$298,246

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/29/2017